Net Loss per Share - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Earnings Per Share [Abstract]
Effect Of Exchange Ratio On Outstanding Common Stock	0.00305%	0.00305%	0.00305%	0.00305%